UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 06377

BNY Mellon Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	08/31/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

BNY Mellon AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2019 through August 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Early in the reporting period, positive investor sentiment fueled an equity rally. Accommodative rate policies from the U.S. Federal Reserve (the “Fed”) and progress towards a U.S./China trade deal stoked optimism about future economic growth prospects. As the calendar year turned over, this optimism turned to concern, as COVID-19 began to spread across China, adjacent areas of the Pacific Rim and parts of Europe. When the virus spread throughout the U.S. in March 2020, stocks began to show signs of volatility and posted historic losses during the month. Investor angst over the possible economic impact of a widespread quarantine worked to depress equity valuations. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies and equity valuations began to rebound, trending upward for the remainder of the period.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. In 2019, as stocks rallied in response to Fed rate cuts, risk-asset valuations also rose while Treasuries lagged. When COVID-19 began to emerge, a flight to quality ensued and Treasury rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package; many governments and central banks around the globe followed suit. At their meeting in August 2020, the Fed confirmed their commitment to a “lower-for-longer” rate policy.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19. However, we are confident that ongoing central bank and government policy responses can continue to support economic progress. As always, we will monitor relevant data for any signs of a change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
September 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2019 through August 31, 2020, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended August 31, 2020, BNY Mellon AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 2.40%, Class C shares returned 1.63%, Class I shares returned 2.65%, Class Y shares returned 2.72% and Class Z shares returned 2.63%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 3.24%.2

Municipal bonds experienced significant volatility during the reporting period due to the impact of the COVID-19 virus on the economy and the subsequent beginning of an economic recovery. The fund underperformed the Index, mainly due to unfavorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high-yield” or “junk” bonds), or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Volatility Recedes amid Policy Support and Economic Recovery

The municipal bond market experienced unprecedented volatility during the reporting period, as the COVID-19 virus spread, and government shutdowns caused the economy to slow dramatically. Yields on municipal bonds had reached record lows when the pandemic hit, but large outflows from municipal bond mutual funds, combined with

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

illiquidity, caused yields to soar before the market recovered later in the reporting period.

Late in 2019, the municipal bond market continued to benefit from robust demand that resulted at least in part from strong interest from investors in states with high income-tax rates. These investors have moved increasingly into municipal bonds as a way to shelter income from federal income taxes, which rose as a result of the cap on the federal deductibility of state and local taxes in the Tax Cuts and Jobs Act of 2017.

When the likely impact of the pandemic became clear, the Federal Reserve (the “Fed”) made two emergency cuts in the federal funds rate in March 2020, adding to two rate reductions late in 2019 and bringing the target rate to 0-0.25%. The Fed also launched a $500 billion Municipal Liquidity Facility to purchase short-term municipal securities. This, combined with the $2 trillion Coronavirus Assistance, Relief, and Economic Security (CARES) Act, dramatically changed investor sentiment, which helped the municipal bond market to bounce back relatively quickly.

From the perspective of supply and demand, new issuance dried up during the height of the crisis in the first quarter of 2020. But with the market rebound in the second quarter, issuance rebounded as well, as issuers sought to take advantage of record-low funding costs. As in 2019, much of the new issuance was in taxable bonds. Tax-exempt issuance may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding, tax-exempt debt with lower-yielding, tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Given the pandemic and its economic fallout, general obligation bonds outperformed revenue bonds during the period, and AAA and AA rated bonds outperformed A and BBB rated bonds. In addition, the investment grade market outperformed the high-yield market, and shorter-term issues performed better than longer issues.

Generally, fundamentals in the municipal bond market were healthy prior to the pandemic, as steady economic growth supported tax revenues, fiscal balances and “rainy day” funds. But with government shutdowns in place, sales and income tax revenues plummeted, creating some concerns about credit quality.

Asset Allocation and Security Selection Drove Fund Results

The fund generally underperformed the Index during the reporting period, and this was due mostly to asset allocation and security selection. The fund’s underweight to general obligation bonds hindered performance, as this sector outperformed the Index. Security selections in the revenue bond sector also hampered results, especially in segments most affected by COVID-19, including special tax bonds issued for leisure type purposes such as convention and civic centers.

On a more positive note, the fund’s performance was helped by its duration and yield curve positioning. An overweight to duration proved beneficial when interest rates

4

rallied late in the period. Yield curve positioning contributed positively, as an overweight to the five-year portion of the curve was advantageous.

A Focus on Defensive and Higher-Rated Issues

We anticipate that with ongoing fiscal and monetary policy support, the economy and the municipal market will continue to recover. But in the short term, weak employment and consumer spending is likely to continue, hurting the collection of sales and income taxes, and impacting the fiscal condition of municipal bond issuers. In addition, uncertainty remains regarding the extent and duration of the pandemic. Also, the amount of financial support from the federal government will be a key factor for the market’s fundamentals. We believe there is now a heightened potential for credit-rating downgrades.

We also expect that demand will remain strong, especially from retail investors in high tax states who need to shelter some income. As for supply, we believe that the current situation in which net supply of tax-exempt issues has contracted, will continue, given the elimination of advance refunding.

Given this environment—early-stage recovery, complicated by an uncertainty about the future course of the pandemic and extent of federal financial support—we expect that in the general obligation sector, higher-quality state and local issues that have diversified their revenue streams and addressed their pension issues will perform well. We also anticipate that in the revenue sector, essential services such as water and sewer will also perform strongly.

September 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2020, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High-yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon AMT-Free Municipal Bond Fund with a hypothetical investment of $10,000 in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”)

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon AMT-Free Municipal Bond Fund on 8/31/10 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon AMT-Free Municipal Bond Fund with a hypothetical investment of $1,000,000 in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

†  Source: Lipper Inc.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon AMT-Free Municipal Bond Fund on 8/31/10 to a hypothetical investment of $1,000,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all other applicable fees and expenses on Class Y shares. The Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

7

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 8/31/2020
	Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	-2.22%	2.67%	3.38%
without sales charge	3/31/03	2.40%	3.62%	3.86%
Class C shares
with applicable redemption charge †	3/31/03	0.63%	2.85%	3.08%
without redemption	3/31/03	1.63%	2.85%	3.08%
Class I shares	12/15/08	2.65%	3.90%	4.12%
Class Y shares	7/1/13	2.72%	4.01%	4.17%††
Class Z shares	5/6/94	2.63%	3.86%	4.08%
Bloomberg Barclays U.S. Municipal Bond Index		3.24%	3.99%	3.98%

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.bnymellonim.com/us for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

8

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon AMT-Free Municipal Bond Fund from March 1, 2020 to August 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended August 31, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.51	$7.26	$2.26	$2.26	$2.41
Ending value (after expenses)	$994.60	$990.80	$995.90	$995.90	$995.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended August 31, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.56	$7.35	$2.29	$2.29	$2.44
Ending value (after expenses)	$1,021.62	$1,017.85	$1,022.87	$1,022.87	$1,022.72

†Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .48% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

9

STATEMENT OF INVESTMENTS

August 31, 2020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,246,918)	3.63	5/20/2033	2,958,224		3,088,653

Long-Term Municipal Investments - 97.9%
Alabama - 4.1%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,236,004
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		3,537,972
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	4,250,000		4,946,150
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	1.00	12/1/2023	4,000,000	[a]	3,985,120
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,451,780
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	14,000,000	[b]	13,753,740
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000		1,958,212
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000		5,748,200
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	7,025,000		7,780,820
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		4,277,547
				49,675,545
Arizona - 2.2%
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	5.00	2/1/2027	1,050,000		1,320,659
Arizona University, Revenue Bonds	5.00	8/1/2031	3,770,000		4,339,798

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Arizona - 2.2% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,688,460
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	3,000,000		3,356,970
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,918,998
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		3,016,975
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,250,000		1,253,425
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		4,497,880
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,073,560
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		792,028
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,850,620
				27,109,373
California - 4.4%
California, GO	5.00	10/1/2030	6,595,000		8,738,771
California, GO, Refunding	5.00	8/1/2036	5,000,000		6,163,950
California, GO, Refunding	5.00	4/1/2033	7,355,000		9,632,329
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	3,590,000		5,148,132
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,625,450
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	4,750,000		5,589,040

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
California - 4.4% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	2,000,000		2,676,180
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,100,870
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,835,109
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,463,249
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,112,620
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,347,951
				54,433,651
Colorado - 4.0%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	1,500,000		1,734,750
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000		4,313,457
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,535,000		6,955,447
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000		3,617,760
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,525,000		2,965,537
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		4,871,480
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000		16,457,400

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Colorado - 4.0% (continued)
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,619,160
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000	2,087,100
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,430,000	3,581,983
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,085,000	1,354,623
				49,558,697
Connecticut - 2.3%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000	9,086,400
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,233,910
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	5,000,000	5,657,950
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2038	1,000,000	1,270,940
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,500,000	2,765,725
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2033	4,540,000	5,251,100
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,572,768
				27,838,793
District of Columbia - .5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	4,000,000	4,015,560
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2037	2,000,000	2,473,960
				6,489,520
Florida - 7.7%
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2028	7,670,000	9,876,736
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,564,290
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,207,370
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	4,750,000	5,591,415
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,655,650
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	3,007,500

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Florida - 7.7% (continued)
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,703,145
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,467,138
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,372,060
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,491,140
Hillsborough County Aviation Authority, Revenue Bonds, Ser. A	5.00	10/1/2044	3,500,000	3,884,580
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	3,365,640
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	3,396,345
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,780,470
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,530,000	1,804,283
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,706,475
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,867,920
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	5,000,000	5,414,250
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,645,150
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,650,000	4,114,827
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,251,670
Pasco County School Board, COP (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	8/1/2035	4,000,000	5,232,680
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000	1,512,375

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Florida - 7.7% (continued)
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	6,761,185
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000	4,122,825
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	2,000,000	2,451,180
				94,248,299
Georgia - 5.2%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	15,000,000	18,892,650
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,200,470
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000	3,381,952
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2038	1,100,000	1,361,283
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	5,000,000	5,058,550
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	4,000,000	4,060,040
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.85	9/1/2023	10,250,000	[a] 10,238,212
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	9,323,200
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000	5,784,688
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000	1,914,465
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power) Ser. A	1.50	2/3/2025	2,000,000	2,011,300
				63,226,810
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000	1,209,330
Illinois - 9.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,492,020

15

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Illinois - 9.0% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,857,840
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,500,000	1,657,755
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000	1,203,440
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000	1,657,987
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000	3,451,825
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000	8,450,115
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.25	1/1/2031	7,500,000	8,244,675
Chicago Park District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	1/1/2029	2,895,000	3,208,731
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000	5,963,300
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	3,000,000	3,383,670
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2024	3,000,000	3,541,050
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000	4,286,808
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	4,270,000	4,677,230
Illinois Finance Authority, Revenue Bonds	5.00	10/1/2049	1,250,000	1,489,938
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000	1,144,950
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000	1,704,270
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000	3,433,770
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	2,500,000	2,899,350
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000	3,605,452

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Illinois - 9.0% (continued)
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000	4,614,012
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000	4,737,840
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) Ser. A	5.00	6/15/2042	3,500,000	3,610,950
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000	1,127,190
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	4,800,000	4,936,656
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	682,674
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000	5,261,037
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000	6,796,020
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000	1,623,570
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2027	7,500,000	8,241,150
				109,985,275
Indiana - 3.2%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,398,936
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2030	1,750,000	2,158,205
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2029	1,225,000	1,518,694
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2028	1,150,000	1,432,877
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2042	10,000,000	10,807,200

17

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Indiana - 3.2% (continued)
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,589,616
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,491,946
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	8,923,875
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2035	3,400,000	3,804,804
				39,126,153
Iowa - .7%
Iowa Finance Authority, Revenue Bonds (Genesis Health System)	5.00	7/1/2023	2,500,000	2,809,875
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2033	5,105,000	5,970,246
				8,780,121
Kentucky - 2.3%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000	3,725,330
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	975,000	1,076,693
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	2,904,600
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	15,750,000	17,706,937
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	2,390,201
				27,803,761
Louisiana - 2.1%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,863,900
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000	4,963,235
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	4,055,205

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Louisiana - 2.1% (continued)
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000	2,789,509
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000	1,786,050
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000	3,655,242
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,004,900
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000	5,117,103
				25,235,144
Maine - .1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,250,000	1,292,938
Maryland - .8%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Goucher College) Ser. A	5.00	7/1/2034	1,000,000	1,048,050
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000	1,136,920
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	4,978,200
Prince George's County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,500,000	2,519,300
				9,682,470
Massachusetts - 1.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2030	4,420,000	5,371,140
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2031	4,710,000	5,699,618

19

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Massachusetts - 1.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,152,360
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,500,000	3,179,550
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,074,000
				17,476,668
Michigan - 3.9%
Detroit High School Academy, Revenue Bonds	5.75	11/1/2035	715,000	498,205
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,804,500
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	3,133,939
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000	5,949,050
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	500,000	573,155
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000	1,724,355
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,725,230
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,206,900
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000	6,094,600
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,386,386

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Michigan - 3.9% (continued)
Monroe County Economic Development Corp., Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. AA	6.95	9/1/2022	2,000,000	2,258,180
Pontiac School District, GO	4.00	5/1/2050	2,665,000	3,041,351
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	6,131,450
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	2,017,458
				47,544,759
Minnesota - .6%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	3,000,000	3,346,800
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[d] 4,357,416
				7,704,216
Mississippi - .5%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	5,000,000	5,550,000
Missouri - 1.0%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,310,000	2,720,972
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,546,330
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care Obligated Group) Ser. A	5.00	6/1/2029	4,000,000	4,535,320
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,208,670
				12,011,292

21

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,490,000	[c]	2,812,978
Nebraska - 1.0%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000		4,393,347
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000		6,077,422
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	1,380,000		1,616,767
				12,087,536
Nevada - 1.3%
Clark County, GO	5.00	11/1/2038	8,410,000		9,497,413
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000		1,997,704
Las Vegas Valley Water District, GO, Ser. B	5.00	6/1/2042	2,500,000		2,671,425
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000		2,185,100
				16,351,642
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c]	2,061,680
New Jersey - 3.8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000		2,423,767
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000		4,522,720
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000		1,594,236
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		4,025,630
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Obligated Group)	5.00	7/1/2029	1,000,000		1,139,760

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New Jersey - 3.8% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,316,220
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2034	6,360,000		8,304,506
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000		15,940,574
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		6,134,250
				46,401,663
New York - 6.8%
Long Island Power Authority, Revenue Bonds, Ser. A	5.00	9/1/2038	1,100,000		1,439,647
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000		5,523,350
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,252,500
New York City, GO, Refunding, Ser. A1	5.00	8/1/2027	6,200,000		7,836,924
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000		4,012,890
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000		2,328,460
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000		1,192,920
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2037	5,340,000		6,363,838
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,250,000		3,800,387
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	4,245,240
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,489,025
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	4,250,000		5,332,560

23

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
New York - 6.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	1,710,000	2,219,375
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2031	5,000,000	5,885,450
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	5,000,000	5,753,500
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	5,000,000	5,925,400
New York State Urban Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2036	1,750,000	2,286,830
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2031	2,145,000	2,899,890
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	5,000,000	5,677,650
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000	1,265,810
				82,731,646
North Carolina - 1.2%
Charlotte, COP, Refunding	5.00	6/1/2034	2,370,000	3,067,941
Charlotte Airport Special Facilities, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,588,000
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	3,050,000	3,524,061
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2044	2,000,000	2,150,660
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000	2,176,185
				14,506,847
Ohio - 2.7%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2042	5,000,000	5,307,850
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000	8,296,575

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Ohio - 2.7% (continued)
Butler County, Revenue Bonds (Kettering Health Network Obligated Group)	6.38	4/1/2036	2,000,000	2,053,400
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000	1,144,820
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000	2,299,640
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,316,888
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,650,470
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000	3,644,566
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	5,000,000	5,653,750
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000	2,179,080
The Ohio University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000	46,113
				33,593,152
Oregon - .4%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000	2,204,282
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000	2,518,660
				4,722,942
Pennsylvania - 7.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000	2,141,227
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000	2,663,492
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000	2,983,974

25

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Pennsylvania - 7.4% (continued)
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Obligated Group) Ser. A	5.00	11/15/2046	1,750,000		1,987,632
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		4,384,765
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,577,688
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.62	9/1/2023	8,000,000	[a]	7,925,520
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000		3,684,270
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		10,798,437
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	5,000,000		5,788,600
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	4,610,000		5,990,603
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,575,862
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,718,450
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000		2,335,260
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,900,120
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		5,868,526
State Public School Building Authority, Revenue Bonds (The Philadelphia School District) (Insured; State Aid Withholding)	5.00	4/1/2022	1,100,000	[e]	1,181,818
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	8,500,000		10,409,525

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Pennsylvania - 7.4% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,220,790
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	4,185,825
				90,322,384
South Carolina - 2.4%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	6,285,400
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	12,808,193
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	7,500,000	8,280,975
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	2,500,000	2,610,375
				29,984,943
South Dakota - .4%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	3,940,000	4,410,121
Tennessee - .5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,084,400
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	3,088,665
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,600,000	1,787,056
				5,960,121
Texas - 8.3%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	8,974,476
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,793,820

27

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Texas - 8.3% (continued)
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,856,125
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	1,500,000	1,835,985
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,528,950
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,290,060
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,385,180
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2035	3,000,000	3,023,970
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	3,124,325
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	5,824,450
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,780,598
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,871,920
Hurst-Euless-Bedford Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2035	1,400,000	1,697,136
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000	4,959,090
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2032	800,000	945,424
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000	4,470,624
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000	1,689,780
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,790,355
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000	6,715,220
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000	6,457,385
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000	2,087,816

28

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Texas - 8.3% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,040,000	1,243,934
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	5,000,000	5,497,800
Socorro Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	3,705,000	4,375,420
Tarrant County College District, GO	5.00	8/15/2024	2,000,000	2,370,560
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,879,850
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children's Medical Center Obligated Group)	5.00	12/1/2033	1,750,000	2,268,000
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	2,000,000	2,260,760
Texas Public Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2036	2,675,000	3,236,830
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	3,266,367
				101,502,210
U.S. Related - .3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000	3,989,488
Utah - .3%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,205,460
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,631,826
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,352,481
				4,189,767
Virginia - .3%
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,015,000	2,461,504

29

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.9% (continued)
Virginia - .3% (continued)
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,813,640
				4,275,144
Washington - 2.0%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	3,712,380
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,364,410
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	11,250,000	12,339,787
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	5,000,000	5,296,550
				24,713,127
West Virginia - .4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2021	4,500,000	[e] 4,734,540
Wisconsin - 1.9%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	8,156,330
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,640,320
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,110,000	3,765,277
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2026	1,000,000	1,238,560
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,507,685
				23,308,172
Total Long-Term Municipal Investments (cost $1,131,423,121)			1,198,642,918

30

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - .1%
New York - .1%
New York State Dormitory Authority, RAN, Ser. B (cost $1,538,544)	5.00	3/31/2021	1,500,000	1,542,315
Total Investments (cost $1,136,208,583)			98.3%	1,203,273,886
Cash and Receivables (Net)			1.7%	20,643,382
Net Assets			100.0%	1,223,917,268

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $12,139,766 or .99% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Medical	16.7
General	15.7
Transportation	10.9
Airport	8.7
Education	8.5
Power	7.2
General Obligation	7.1
Water	6.4
Tobacco Settlement	4.2
School District	3.4
Single Family Housing	2.1
Nursing Homes	1.9
Development	1.4
Facilities	1.3
Utilities	.8
Prerefunded	.5
Multifamily Housing	.5
Special Tax	.5
Pollution	.4
Housing	.1
98.3

† Based on net assets.

See notes to financial statements.

31

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

32

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,136,208,583	1,203,273,886
Cash		23,646,460
Interest receivable		11,992,795
Receivable for shares of Common Stock subscribed		1,651,742
Prepaid expenses		50,941
		1,240,615,824
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		513,440
Payable for investment securities purchased		14,951,468
Payable for shares of Common Stock redeemed		1,061,844
Directors’ fees and expenses payable		37,099
Other accrued expenses		134,705
		16,698,556
Net Assets ($)		1,223,917,268
Composition of Net Assets ($):
Paid-in capital		1,156,700,537
Total distributable earnings (loss)		67,216,731
Net Assets ($)		1,223,917,268

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	405,247,183	13,752,660	647,476,810	22,128	157,418,487
Shares Outstanding	27,756,572	941,836	44,328,131	1,515	10,775,513
Net Asset Value Per Share ($)	14.60	14.60	14.61	14.61	14.61

See notes to financial statements.

33

STATEMENT OF OPERATIONS

Year Ended August 31, 2020

Investment Income ($):
Interest Income	33,156,429
Expenses:
Management fee—Note 3(a)	6,608,276
Shareholder servicing costs—Note 3(c)	1,394,466
Registration fees	131,029
Directors’ fees and expenses—Note 3(d)	120,400
Distribution fees—Note 3(b)	112,565
Professional fees	99,696
Prospectus and shareholders’ reports	35,507
Loan commitment fees—Note 2	28,735
Custodian fees—Note 3(c)	19,365
Chief Compliance Officer fees—Note 3(c)	13,975
Miscellaneous	57,600
Total Expenses	8,621,614
Less—reduction in expenses due to undertaking—Note 3(a)	(2,465,240)
Less—reduction in fees due to earnings credits—Note 3(c)	(19,365)
Net Expenses	6,137,009
Investment Income—Net	27,019,420
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,246,756
Net change in unrealized appreciation (depreciation) on investments	(2,056,111)
Net Realized and Unrealized Gain (Loss) on Investments	(809,355)
Net Increase in Net Assets Resulting from Operations	26,210,065

See notes to financial statements.

34

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2020	2019
Operations ($):
Investment income—net	27,019,420	26,462,345
Net realized gain (loss) on investments	1,246,756	2,269,325
Net change in unrealized appreciation (depreciation) on investments	(2,056,111)	51,581,712
Net Increase (Decrease) in Net Assets Resulting from Operations	26,210,065	80,313,382
Distributions ($):
Distributions to shareholders:
Class A	(9,788,312)	(9,973,766)
Class C	(265,814)	(321,064)
Class I	(14,599,603)	(11,379,535)
Class Y	(289)	(29)
Class Z	(4,491,994)	(4,739,237)
Total Distributions	(29,146,012)	(26,413,631)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	55,425,158	35,447,695
Class C	2,305,203	3,793,960
Class I	329,248,759	174,374,419
Class Y	21,160	-
Class Z	2,982,816	1,883,475
Distributions reinvested:
Class A	8,290,783	8,528,403
Class C	192,317	232,358
Class I	12,071,676	9,063,702
Class Y	259	-
Class Z	3,447,291	3,556,426
Cost of shares redeemed:
Class A	(55,562,816)	(63,177,135)
Class C	(4,521,943)	(9,641,747)
Class I	(155,035,453)	(140,867,643)
Class Z	(20,109,158)	(12,977,592)
Increase (Decrease) in Net Assets from Capital Stock Transactions	178,756,052	10,216,321
Total Increase (Decrease) in Net Assets	175,820,105	64,116,072
Net Assets ($):
Beginning of Period	1,048,097,163	983,981,091
End of Period	1,223,917,268	1,048,097,163

35

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2020	2019
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	3,831,473	2,537,073
Shares issued for distributions reinvested	574,357	608,609
Shares redeemed	(3,874,152)	(4,537,964)
Net Increase (Decrease) in Shares Outstanding	531,678	(1,392,282)
Class Ca,b
Shares sold	159,591	273,881
Shares issued for distributions reinvested	13,327	16,612
Shares redeemed	(314,096)	(693,242)
Net Increase (Decrease) in Shares Outstanding	(141,178)	(402,749)
Class Ia
Shares sold	22,847,159	12,446,548
Shares issued for distributions reinvested	835,826	645,376
Shares redeemed	(10,976,122)	(10,157,239)
Net Increase (Decrease) in Shares Outstanding	12,706,863	2,934,685
Class Y
Shares sold	1,424	-
Shares issued for distributions reinvested	18	-
Net Increase (Decrease) in Shares Outstanding	1,442	-
Class Z
Shares sold	206,829	134,420
Shares issued for distributions reinvested	238,657	253,558
Shares redeemed	(1,402,286)	(924,488)
Net Increase (Decrease) in Shares Outstanding	(956,800)	(536,510)

[a]During the period ended August 31, 2020, 301 Class A shares representing $4,434 were exchanged for 301 Class I shares. During the period ended August 31, 2019, 10,787 Class C shares representing $151,868 were exchanged for 10,791 Class I shares and 1,942 Class A shares representing $27,417 were exchanged for 1,944 Class I shares.

[b]During the period ended August 31, 2020, 372 Class C shares representing $5,459 were automatically converted to 372 Class A shares and during the period ended August 31, 2019, 1,729 Class C shares representing $23,931 were automatically converted to 1,730 Class A shares.

See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.62	13.84	14.17	14.57	14.02
Investment Operations:
Investment income—net[a]	.33	.36	.39	.41	.43
Net realized and unrealized gain (loss) on investments	.01	.78	(.34)	(.40)	.55
Total from Investment Operations	.34	1.14	.05	.01	.98
Distributions:
Dividends from investment income—net	(.33)	(.36)	(.38)	(.41)	(.43)
Dividends from net realized gain on investments	(.03)	-	-	-	-
Total Distributions	(.36)	(.36)	(.38)	(.41)	(.43)
Net asset value, end of period	14.60	14.62	13.84	14.17	14.57
Total Return (%)[b]	2.40	8.39	.40	.11	7.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.93	.94	.94	.94
Ratio of net expenses to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	2.31	2.58	2.77	2.90	3.02
Portfolio Turnover Rate	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	405,247	398,068	396,169	455,772	540,019

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.62	13.84	14.17	14.57	14.02
Investment Operations:
Investment income—net[a]	.23	.26	.28	.30	.32
Net realized and unrealized gain (loss) on investments	.01	.78	(.33)	(.40)	.55
Total from Investment Operations	.24	1.04	(.05)	(.10)	.87
Distributions:
Dividends from investment income—net	(.23)	(.26)	(.28)	(.30)	(.32)
Dividends from net realized gain on investments	(.03)	-	-	-	-
Total Distributions	(.26)	(.26)	(.28)	(.30)	(.32)
Net asset value, end of period	14.60	14.62	13.84	14.17	14.57
Total Return (%)[b]	1.63	7.58	(.35)	(.64)	6.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.71	1.70	1.70	1.70
Ratio of net expenses to average net assets	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	1.57	1.84	2.01	2.15	2.25
Portfolio Turnover Rate	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	13,753	15,837	20,570	29,663	36,229

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

38

		Year Ended August 31,
Class I Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.63	13.85	14.17	14.58	14.02
Investment Operations:
Investment income—net[a]	.37	.40	.42	.44	.46
Net realized and unrealized gain (loss) on investments	.01	.78	(.32)	(.41)	.57
Total from Investment Operations	.38	1.18	.10	.03	1.03
Distributions:
Dividends from investment income—net	(.37)	(.40)	(.42)	(.44)	(.47)
Dividends from net realized gain on investments	(.03)	-	-	-	-
Total Distributions	(.40)	(.40)	(.42)	(.44)	(.47)
Net asset value, end of period	14.61	14.63	13.85	14.17	14.58
Total Return (%)	2.65	8.66	.72	.29	7.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.68	.69	.69	.71
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.55	2.83	3.01	3.15	3.19
Portfolio Turnover Rate	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	647,477	462,545	397,293	358,809	280,013

a Based on average shares outstanding.

See notes to financial statements.

39

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.63	13.85	14.18	14.58	14.03
Investment Operations:
Investment income—net[a]	.39	.40	.45	.45	.51
Net realized and unrealized gain (loss) on investments	.00[b]	.78	(.34)	(.40)	.54
Total from Investment Operations	.39	1.18	.11	.05	1.05
Distributions:
Dividends from investment income—net	(.38)	(.40)	(.44)	(.45)	(.50)
Dividends from net realized gain on investments	(.03)	-	-	-	-
Total Distributions	(.41)	(.40)	(.44)	(.45)	(.50)
Net asset value, end of period	14.61	14.63	13.85	14.18	14.58
Total Return (%)	2.72	8.71	.84	.46	7.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.65	.64	.61	3.31
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.55	2.88	3.21	3.24	3.49
Portfolio Turnover Rate	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	22	1	1	1	1

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

40

		Year Ended August 31,
Class Z Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.63	13.85	14.18	14.58	14.03
Investment Operations:
Investment income—net[a]	.37	.40	.42	.44	.47
Net realized and unrealized gain (loss) on investments	.01	.77	(.34)	(.40)	.54
Total from Investment Operations	.38	1.17	.08	.04	1.01
Distributions:
Dividends from investment income—net	(.37)	(.39)	(.41)	(.44)	(.46)
Dividends from net realized gain on investments	(.03)	-	-	-	-
Total Distributions	(.40)	(.39)	(.41)	(.44)	(.46)
Net asset value, end of period	14.61	14.63	13.85	14.18	14.58
Total Return (%)	2.63	8.64	.62	.34	7.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.69	.69	.70	.71
Ratio of net expenses to average net assets	.48	.47	.48	.47	.49
Ratio of net investment income to average net assets	2.54	2.82	2.99	3.13	3.25
Portfolio Turnover Rate	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	157,418	171,646	169,947	183,593	198,501

a Based on average shares outstanding.

See notes to financial statements.

41

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase. The authorized Class T shares were reallocated to authorized Class I shares, increasing authorized Class I shares from 100 million to 200 million.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

42

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

43

NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

44

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	3,088,653	-	3,088,653
Municipal Securities	-	1,200,185,233	-	1,200,185,233

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

45

NOTES TO FINANCIAL STATEMENTS (continued)

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR is currently used as reference rate for certain financial instruments invested in by the fund, many of which are set to mature after the expected phase out of LIBOR. At this time, there is no definitive information regarding the future utilization of LIBOR or of any particular replacement rate; however, we continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2020, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,143,219 and unrealized appreciation $66,357,759. In addition, the fund had $284,247 of capital losses realized after October 31, 2019, which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2020 and August 31, 2019 were as follows: tax-exempt income $26,986,245 and $26,413,006, ordinary income $25,509 and $625, and long-term capital gains $2,134,258 and $0.

46

During the period ended August 31, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, and dividend reclassification, the fund increased total distributable earnings (loss) by $1,050,775 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2019 through December 31, 2020 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2020, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses,

47

NOTES TO FINANCIAL STATEMENTS (continued)

pursuant to the undertaking, amounted to $2,465,240 during the period ended August 31, 2020.

During the period ended August 31, 2020, the Distributor retained $4,363 from commissions earned on sales of the fund’s Class A shares and $3,694 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2020, Class C shares were charged $112,565 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2020, Class A and Class C shares were charged $973,685 and $37,522, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2020, Class Z shares were charged $47,424 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account

48

basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2020, the fund was charged $72,307 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2020, the fund was charged $19,365 pursuant to the custody agreement. These fees were offset by earnings credits of $19,365.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2020, the fund was charged $3,600 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2020, the fund was charged $13,975 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $620,147, Distribution Plan fees of $8,866, Shareholder Services Plan fees of $90,441, custodian fees of $4,500, Chief Compliance Officer fees of $2,273 and transfer agency fees of $12,989 which are offset against an expense reimbursement currently in effect in the amount of $225,776.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2020, amounted to $386,576,707 and $219,431,560, respectively.

At August 31, 2020, the cost of investments for federal income tax purposes was $1,136,916,127; accordingly, accumulated net unrealized appreciation on investments was $66,357,759, consisting of $68,924,736, gross unrealized appreciation and $2,566,977 gross unrealized depreciation.

49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon AMT-Free Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc.), including the statement of investments, as of August 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 27, 2020

50

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2020 as “exempt-interest dividends” (not generally subject to regular federal income tax) except $25,509 that is being reported as an ordinary income distribution for reporting purposes. The fund also hereby reports $.0287 per share as a long-term capital gain distribution paid on December 27, 2019. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2020 calendar year on Form 1099-DIV, which will be mailed in early 2021.

51

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

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Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

53

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director and Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 111

———————

Joni Evans (78)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-Present)

• Principal, Joni Evans Ltd. (publishing) (2006-Present)

No. of Portfolios for which Board Member Serves: 19

———————

Joan Gulley (72)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

• Director, Nantucket Library (2015-Present)

No. of Portfolios for which Board Member Serves: 44

———————

Alan H. Howard (60)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – Present)

• President of Dynatech/MPX Holdings LLC (2012 – 2019), a global supplier and service provider of military aircraft parts, including Board Member of two operating subsidiaries, Dynatech International LLC and Military Parts Exchange LLC (2012-2019); Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – 2019)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2013 – Present)

Other Public Company Board Memberships During Past 5 Years:

• Diamond Offshore Drilling, Inc., a public company that provides contract drilling services, Director (2020-Present)

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• Movado Group, Inc., a public company that designs, sources, markets and distributes watches, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 19

———————

Robin A. Melvin (56)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-Present); Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 89

———————

Burton N. Wallack (69)

Board Member (1991)

Principal Occupation During Past 5 Years:

President and Co-owner of Wallack Management Company, a real estate management company (1987-Present)

Mount Sinai Hospital Urology Board Member (2017-Present)

No. of Portfolios for which Board Member Serves: 19

———————

Benaree Pratt Wiley (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts Director (2004-Present)

No. of Portfolios for which Board Member Serves: 73

———————

55

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (79)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 50

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

William Hodding Carter III, Emeritus Board Member
Ehud Houminer, Emeritus Board Member
Hans C. Mautner, Emeritus Board Member

56

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 111 portfolios) managed by the Adviser. She is 49 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 63 investment companies (comprised of 119 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

57

OFFICERS OF THE FUND (Unaudited) (continued)

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since March 2009, Senior Counsel of BNY Mellon from April 2004 to March 2009, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since January 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 134 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 57 investment companies (comprised of 135 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

58

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61

For More Information

BNY Mellon AMT-Free Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0319AR0820

BNY Mellon High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon High Yield Municipal Bond Fund, covering the 12-month period from September 1, 2019 through August 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Early in the reporting period, positive investor sentiment fueled an equity rally. Accommodative rate policies from the U.S. Federal Reserve (the “Fed”) and progress towards a U.S./China trade deal stoked optimism about future economic growth prospects. As the calendar year turned over, this optimism turned to concern, as COVID-19 began to spread across China, adjacent areas of the Pacific Rim and parts of Europe. When the virus spread throughout the U.S. in March 2020, stocks began to show signs of volatility and posted historic losses during the month. Investor angst over the possible economic impact of a widespread quarantine worked to depress equity valuations. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies and equity valuations began to rebound, trending upward for the remainder of the period.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. In 2019, as stocks rallied in response to Fed rate cuts, risk-asset valuations also rose while Treasuries lagged. When COVID-19 began to emerge, a flight to quality ensued and Treasury rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package; many governments and central banks around the globe followed suit. At their meeting in August 2020, the Fed confirmed their commitment to a “lower-for-longer” rate policy.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19. However, we are confident that ongoing central bank and government policy responses can continue to support economic progress. As always, we will monitor relevant data for any signs of a change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
September 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2019 through August 31, 2020, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended August 31, 2020, BNY Mellon High Yield Municipal Bond Fund’s Class A shares achieved a -0.72% total return, Class C shares returned -1.55%, Class I shares returned -0.49%, Class Y shares returned -0.47% and Class Z shares returned
-0.65%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 3.24%.2

Municipal bonds experienced significant volatility during the reporting period due to the impact of the COVID-19 virus on the economy and the subsequent beginning of an economic recovery. The fund lagged the Index mainly due to unfavorable asset allocation and security selection.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high-yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Volatility Recedes amid Policy Support and Economic Recovery

The municipal bond market experienced unprecedented volatility during the reporting period, as the COVID-19 virus spread, and government shutdowns caused the economy to slow dramatically. Yields on municipal bonds had reached record lows when the pandemic hit, but large outflows from municipal bond mutual funds, combined with illiquidity, caused yields to soar before the market recovered later in the reporting period.

Late in 2019, the municipal bond market continued to benefit from robust demand that resulted, at least in part, from strong interest from investors in states with high income-tax

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

rates. These investors have moved increasingly into municipal bonds as a way to shelter income from federal income taxes, which rose as a result of the cap on the federal deductibility of state and local taxes in the Tax Cuts and Jobs Act of 2017.

When the likely impact of the pandemic became clear, the Federal Reserve (the “Fed”) made two emergency cuts in the federal funds rate in March 2020, adding to two rate reductions late in 2019 and bringing the target rate to 0-0.25%. The Fed also launched a $500 billion Municipal Liquidity Facility to purchase short-term municipal securities. This, combined with the $2 trillion Coronavirus Assistance, Relief, and Economic Security (CARES) Act, dramatically changed investor sentiment, which helped the municipal bond market to bounce back relatively quickly.

From the perspective of supply and demand, new issuance dried up during the height of the crisis in the first quarter of 2020. But with the market rebound in the second quarter, issuance rebounded as well, as issuers sought to take advantage of record-low funding costs. As in 2019, much of the new issuance was in taxable bonds. Tax-exempt issuance may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding, tax-exempt debt with lower-yielding, tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Given the pandemic and its economic fallout, general obligation bonds outperformed revenue bonds during the period, and AAA and AA rated bonds outperformed A and BBB rated bonds. In addition, the investment-grade market outperformed the high-yield market, and shorter-term issues performed better than longer issues.

Generally, fundamentals in the municipal bond market were healthy prior to the pandemic, as steady economic growth supported tax revenues, fiscal balances and “rainy day” funds. But with government shutdowns in place, sales and income tax revenues plummeted, creating some concerns about credit quality.

Asset Allocation and Security Selection Hindered Fund Results

The fund generally underperformed the Index during the reporting period, and this was mostly due to the lagging performance of high yield credits vs. the investment grade benchmark. The fund’s underweight to general obligation bonds hindered performance, as this sector outperformed the Index. Overweight positions in certain revenue bond sectors, including higher education, transportation and hospitals, also contributed negatively to performance. Security selections in the revenue bond sector hampered results as well, especially in segments most affected by COVID-19, including health care, hospitals and higher education. Conversely, the fund's overweight to tobacco securitization bonds was additive to performance. The fund’s use of tender-option bonds, which were added to increase the fund’s yield, were also a detractor.

On a more positive note, the fund’s performance was helped by its duration positioning. An overweight to duration proved beneficial when interest rates rallied late in the period.

4

A Focus on Defensive and Higher-Rated Issues

We anticipate that with ongoing fiscal and monetary policy support, the economy and the municipal market will continue to recover. But in the short term, weak employment and consumer spending is likely to continue, hurting the collection of sales and income taxes, and undermining the fiscal condition of municipal bond issuers. In addition, uncertainty remains regarding the extent and duration of the pandemic. The amount of financial support from the federal government will be a key factor for the market’s fundamentals, and we anticipate that some form of support will be forthcoming. Nevertheless, we believe there is now a heightened potential for credit-rating downgrades.

We also expect that demand will remain strong, especially from retail investors in high tax states who need to shelter some income. As for supply, we believe that the current situation in which net supply of tax-exempt issues has contracted, will continue, given the elimination of advance refunding.

Given this environment—early-stage recovery, complicated by an uncertainty about the future course of the pandemic and extent of federal financial support—we expect that in the general obligation sector, higher-quality state and local issues that have diversified their revenue streams and addressed their pension issues will perform well. We also anticipate that in the revenue sector, essential services such as water and sewer will also perform strongly. While high yield valuations still appear attractive following recent tightening activity, certain pockets, particularly in the travel and leisure segments, could come under significant strain if the pandemic carries on for a prolonged period of time. Careful consideration of these credit must be taken when choosing to invest.

September 15, 2020

1  Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through December 31, 2020, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risk associated with investing directly in underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon High Yield Municipal Bond Fund with a hypothetical investment of $10,000 in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

†  Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares, Class I shares and Class Z shares of BNY Mellon High Yield Municipal Bond Fund on 8/31/10 to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities. The Index covers the U.S.-dollar-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon High Yield Municipal Bond Fund with a hypothetical investment of $1,000,000 in the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

†  Source: Lipper Inc.

††  The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon High Yield Municipal Bond Fund on 8/31/10 to a hypothetical investment of $1,000,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all other applicable fees and expenses on Class Y shares. The fund invests primarily in municipal securities. The Index covers the U.S.-dollar-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

7

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 8/31/2020
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/15/07	-5.19%	4.39%	4.45%
without sales charge	3/15/07	-0.72%	5.36%	4.93%
Class C shares
with applicable redemption charge †	3/15/07	-2.51%	4.55%	4.14%
without redemption	3/15/07	-1.55%	4.55%	4.14%
Class I shares	12/15/08	-0.49%	5.62%	5.20%
Class Y shares	7/1/13	-0.47%	5.62%	5.13%††
Class Z shares	9/30/05	-0.65%	5.47%	5.05%
Bloomberg Barclays U.S. Municipal Bond Index		3.24%	3.99%	3.98%

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

††  The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.bnymellonim.com/us for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

8

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Municipal Bond Fund from March 1, 2020 to August 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended August 31, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.56	$8.27	$3.29	$3.29	$3.78
Ending value (after expenses)	$949.70	$946.00	$951.50	$951.60	$950.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended August 31, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.72	$8.57	$3.41	$3.41	$3.91
Ending value (after expenses)	$1,020.46	$1,016.64	$1,021.77	$1,021.77	$1,021.27

†Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.69% for Class C, .67% for Class I, .67% for Class Y and .77% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

9

STATEMENT OF INVESTMENTS

August 31, 2020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
Collateralized Municipal-Backed Securities - .4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,082,306)	3.63	5/20/2033	986,075		1,029,551

Long-Term Municipal Investments - 105.3%
Alabama - 1.3%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,850,000		1,879,618
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	2,000,000	[a]	1,964,820
				3,844,438
Arizona - 9.6%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,000,000	[b]	1,035,310
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[b]	1,500,944
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[b]	1,742,888
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	2,725,000	[b]	2,696,415
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,678,485
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,096,570
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools Project) Ser. A	5.00	2/15/2048	1,600,000		1,763,456
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,587,342

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Arizona - 9.6% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2054	1,000,000	[b]	1,062,560
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	700,000	[b]	746,242
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2052	1,400,000	[b]	1,439,102
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2047	1,550,000	[b]	1,597,848
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,121,980
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,250,000	[b]	2,353,860
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2042	1,500,000		1,589,520
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,640,000	[b]	1,643,477
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	2,000,000	[b]	2,005,940
				27,661,939
California - 5.2%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. B1	5.00	6/1/2049	1,000,000		1,181,810
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,040,350
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,174,440

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
California - 5.2% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[b]	1,101,100
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.50	6/1/2036	3,175,000		3,222,339
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,579,185
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding) Ser. E, Recourse, Underlying Coupon Rate (%) 5.00	17.24	5/1/2050	3,890,000	[b,c,d]	4,684,040
				14,983,264
Colorado - 7.2%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.00	12/1/2036	1,000,000		1,017,390
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,675,000		1,793,238
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2048	1,500,000		1,641,360
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2056	1,500,000		1,615,785
Denver International Business Center Metropolitan District No.1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,036,120
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	2,950,000		3,080,714
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,537,680
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		1,023,700
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	900,000		928,935
STC Metropolitan District No. 2, GO, Refunding, Ser. A	5.00	12/1/2049	1,000,000		1,012,620

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Colorado - 7.2% (continued)
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	2,250,000		2,278,147
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group)) Ser. A1, Recourse, Underlying Coupon Rate (%) 4.00	16.68	8/1/2044	2,200,000	[b,c,d]	2,910,303
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	800,000		856,728
				20,732,720
Connecticut - 1.1%
Connecticut Development Authority, Revenue Bonds (Aquarion Water Project)	5.50	4/1/2021	1,500,000		1,539,315
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,612,020
				3,151,335
District of Columbia - 1.0%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		1,825,260
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	1,000,000		1,098,850
				2,924,110
Florida - 6.5%
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2023	1,000,000	[e]	1,135,390
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,167,563
Florida Development Finance Corp., Revenue Bonds (Waste Pro USA Project)	5.00	5/1/2029	1,000,000	[b]	1,069,310
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,475,550
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2039	1,500,000		1,776,135

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Florida - 6.5% (continued)
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	2,500,000		2,700,750
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		1,364,986
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,122,750
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		1,846,100
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	11.84	10/1/2049	1,635,000	[b,c,d]	1,867,700
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds) Ser. A, Recourse, Underlying Coupon Rate (%) 4.00	13.62	10/1/2049	2,280,000	[b,c,d]	2,536,568
Village Community Development District No. 10, Special Assessment Bonds	6.00	5/1/2044	600,000		660,354
				18,723,156
Georgia - 2.8%
Marietta Development Authority, Revenue Bonds, Refunding (Life University) Ser. A	5.00	11/1/2047	2,000,000	[b]	2,054,380
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project)) Ser. A, Recourse, Underlying Coupon Rate (%) 5.00	17.47	1/1/2056	1,850,000	[b,c,d]	2,222,973
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)) Ser. A, Recourse, Underlying Coupon Rate (%) 4.00	15.15	7/1/2044	3,180,000	[b,c,d]	3,869,090
				8,146,443

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Idaho - .4%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Project) Ser. A	5.00	3/1/2037	1,000,000	1,207,900
Illinois - 10.7%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,134,770
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	575,100
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	1,098,300
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,219,360
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	1,000,000	1,154,300
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,250,000	1,358,250
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000	1,133,580
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000	3,540,240
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,000,000	1,144,360
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000	1,205,670
Illinois, GO, Refunding, Ser. A	5.00	10/1/2028	1,000,000	1,156,450
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000	1,456,650
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000	3,931,305
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2040	2,100,000	2,220,036
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University)	5.00	8/1/2036	1,075,000	1,180,909
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	1,000,000	1,109,370
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000	1,127,190
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	850,000	920,023
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,400,000	1,520,092

15

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Illinois - 10.7% (continued)
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000	1,787,955
				30,973,910
Indiana - 2.6%
Indiana Finance Authority, Revenue Bonds (Green Bond) (RES Polyflow Indiana)	7.00	3/1/2039	3,625,000	[b] 3,421,094
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2039	1,750,000	1,811,862
Indiana Finance Authority, Revenue Bonds, Ser. A	5.00	7/1/2035	2,155,000	2,326,603
				7,559,559
Kansas - .7%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. A	5.25	11/15/2053	1,000,000	947,400
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,000,000	983,810
				1,931,210
Kentucky - .7%
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,000,000	1,213,300
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	891,833
				2,105,133
Louisiana - 1.7%
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	2,000,000	2,274,920
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,710,420
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,004,900
				4,990,240

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,500,000		1,551,525
Maryland - .4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Broadmead) Ser. B	2.88	7/1/2023	1,000,000		1,009,350
Massachusetts - .6%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,778,420
Michigan - 3.5%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	1,000,000		1,168,320
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2026	35,000	[e]	44,048
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[f]	5,653,724
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	13.20	11/15/2050	2,930,000	[b,c,d]	3,298,713
				10,164,805
Missouri - 2.8%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	1,000,000		1,191,560
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000		1,086,210
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		1,084,400
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,360,000		1,354,478

17

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Missouri - 2.8% (continued)
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,220,725
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,200,000		1,164,000
				8,101,373
Nevada - 1.0%
North Las Vegas, Special Assessment Bonds	4.63	6/1/2049	1,000,000		1,020,910
North Las Vegas, Special Assessment Bonds	4.63	6/1/2043	500,000		513,670
Reno, Revenue Bonds, Refunding, Ser. D	0.00	7/1/2058	13,000,000	[b,f]	1,251,380
				2,785,960
New Jersey - 4.6%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	864,155
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	1,000,000		1,025,520
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,150,180
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000		1,308,408
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,500,000		1,731,495
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,000,000		1,177,140
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		531,606
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,649,160
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	780,000		910,556
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000		414,687

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
New Jersey - 4.6% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,190,000		2,482,584
				13,245,491
New York - 8.1%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	11/15/2042	4,870,000		5,487,808
New York City, GO, Ser. D1	4.00	3/1/2050	2,000,000		2,293,080
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2042	10,815,000	[f]	4,902,223
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000		1,096,330
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,000,000		2,162,820
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000		1,433,940
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.)) Ser. C, Non-recourse, Underlying Coupon Rate (%) 4.00	11.62	11/15/2046	3,360,000	[b,c,d]	3,716,513
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	2,335,000		2,421,395
				23,514,109
North Carolina - .4%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,133,590
Ohio - 4.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	7,000,000		7,700,000

19

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Ohio - 4.5% (continued)
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000		1,232,328
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		1,111,270
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/1/2044	1,250,000		1,201,488
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (Ohio Valley Electric Corp.)	3.25	9/1/2029	1,500,000		1,592,970
				12,838,056
Oklahoma - 1.0%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000		1,753,425
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000		1,068,550
				2,821,975
Oregon - .8%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000		1,574,775
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	600,000	[b]	720,156
				2,294,931
Pennsylvania - 6.5%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,567,260
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,000,000		1,261,290
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,049,000	[b]	1,055,808
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,089,700

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Pennsylvania - 6.5% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	1,000,000		1,228,090
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		1,041,230
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2050	500,000		510,410
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2045	500,000		512,520
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2040	500,000		517,135
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,270,000		2,474,890
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,135,840
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	835,805
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project) Ser. B	6.25	1/1/2032	950,000		967,718
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	1,000,000		1,065,390
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.13	15.32	6/1/2041	2,000,000	[b,c,d]	2,049,665

21

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Pennsylvania - 6.5% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	1,350,000		1,552,473
				18,865,224
South Carolina - .6%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. E	5.25	12/1/2055	1,400,000		1,625,512
Texas - 7.0%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,200,738
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,444,716
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,000,000		1,137,120
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	1,500,000		1,672,425
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	3,950,000		4,465,593
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,531,140
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,118,840
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,198,464
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Buckingham Senior Living Community Project)	5.25	11/15/2035	1,000,000	[g]	650,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		1,002,790
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,048,980
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		1,051,760

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Texas - 7.0% (continued)
Texas Public Finance Authority Charter School Finance Corp., Revenue Bonds (Burnham Wood Charter Project) Ser. A	6.25	9/1/2036	565,000		565,740
				20,088,306
U.S. Related - 3.8%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,043,270
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,500,000		1,617,360
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000		1,090,910
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	4,031,000	[f]	2,732,333
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000		4,561,243
				11,045,116
Utah - .8%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,213,700
Virginia - 1.7%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	155,000		155,730
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,029,610
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	501,475
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	1,002,950
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[b]	778,185

23

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Virginia - 1.7% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,578,010
				5,045,960
Washington - 1.7%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,077,670
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2045	1,000,000		1,105,120
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,120,000	[b]	1,126,563
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,680,000	[b]	1,695,305
				5,004,658
Wisconsin - 3.5%
Public Finance Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		2,013,688
Public Finance Authority, Revenue Bonds (Roseman University of Heath Sciences)	5.00	4/1/2050	1,850,000	[b]	1,955,209
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2043	2,000,000	[b]	2,042,580
Public Finance Authority, Revenue Bonds (WFCS Holdings) Ser. A1	5.00	1/1/2055	2,000,000	[b]	2,001,400
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Obligated Group)	5.25	5/15/2037	625,000	[b]	665,750

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.3% (continued)
Wisconsin - 3.5% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000	1,291,688
				9,970,315
Total Long-Term Municipal Investments (cost $291,067,707)			304,033,733
Total Investments (cost $292,150,013)			105.7%	305,063,284
Liabilities, Less Cash and Receivables			(5.7%)	(16,482,205)
Net Assets			100.0%	288,581,079

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $81,869,881 or 28.37% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Non-income producing—security in default.

25

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	17.4
Nursing Homes	14.2
General	12.5
Development	12.5
Medical	10.0
Tobacco Settlement	8.3
Transportation	8.1
Airport	5.5
Water	4.5
General Obligation	4.3
School District	2.7
Power	1.9
Housing	1.2
Special Tax	.7
Student Loan	.5
Prerefunded	.4
Multifamily Housing	.4
Utilities	.3
Pollution	.3
105.7

† Based on net assets.

See notes to financial statements.

26

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

27

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	292,150,013	305,063,284
Cash		603,416
Interest receivable		3,308,249
Receivable for shares of Common Stock subscribed		245,787
Prepaid expenses		48,504
		309,269,240
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		159,507
Payable for floating rate notes issued—Note 4		17,490,000
Payable for investment securities purchased		2,183,410
Payable for shares of Common Stock redeemed		733,470
Interest and expense payable related to floating rate notes issued—Note 4		38,493
Directors’ fees and expenses payable		5,086
Other accrued expenses		78,195
		20,688,161
Net Assets ($)		288,581,079
Composition of Net Assets ($):
Paid-in capital		291,249,501
Total distributable earnings (loss)		(2,668,422)
Net Assets ($)		288,581,079

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	108,053,908	16,166,852	112,713,449	709,309	50,937,561
Shares Outstanding	8,716,228	1,304,653	9,107,969	57,244	4,116,329
Net Asset Value Per Share ($)	12.40	12.39	12.38	12.39	12.37

See notes to financial statements.

28

STATEMENT OF OPERATIONS

Year Ended August 31, 2020

Investment Income ($):
Interest Income	13,142,162
Expenses:
Management fee—Note 3(a)	1,401,950
Shareholder servicing costs—Note 3(c)	440,109
Interest and expense related to floating rate notes issued—Note 4	287,244
Distribution/Service Plan fees—Note 3(b)	183,699
Professional fees	90,514
Registration fees	85,671
Directors’ fees and expenses—Note 3(d)	32,948
Prospectus and shareholders’ reports	19,856
Chief Compliance Officer fees—Note 3(c)	13,975
Loan commitment fees—Note 2	7,520
Custodian fees—Note 3(c)	6,081
Interest expense—Note 2	324
Miscellaneous	44,880
Total Expenses	2,614,771
Less—reduction in fees due to earnings credits—Note 3(c)	(6,081)
Net Expenses	2,608,690
Investment Income—Net	10,533,472
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(8,606,200)
Net realized gain (loss) on futures	(582,994)
Net Realized Gain (Loss)	(9,189,194)
Net change in unrealized appreciation (depreciation) on investments	(7,885,263)
Net change in unrealized appreciation (depreciation) on futures	(90,839)
Net Change in Unrealized Appreciation (Depreciation)	(7,976,102)
Net Realized and Unrealized Gain (Loss) on Investments	(17,165,296)
Net (Decrease) in Net Assets Resulting from Operations	(6,631,824)

See notes to financial statements.

29

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2020	2019
Operations ($):
Investment income—net	10,533,472	10,306,009
Net realized gain (loss) on investments	(9,189,194)	(1,640,874)
Net change in unrealized appreciation (depreciation) on investments	(7,976,102)	11,721,828
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,631,824)	20,386,963
Distributions ($):
Distributions to shareholders:
Class A	(3,894,438)	(3,485,251)
Class C	(473,028)	(514,200)
Class I	(4,543,208)	(4,204,114)
Class Y	(13,425)	(20,717)
Class Z	(1,819,020)	(2,010,089)
Total Distributions	(10,743,119)	(10,234,371)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	55,627,773	49,355,538
Class C	4,251,439	7,510,586
Class I	118,872,437	86,937,899
Class Y	517,389	15,209
Class Z	2,247,892	1,343,863
Distributions reinvested:
Class A	3,257,365	2,792,124
Class C	415,324	405,606
Class I	4,425,523	4,069,488
Class Y	8,533	14,021
Class Z	1,433,874	1,576,390
Cost of shares redeemed:
Class A	(54,484,923)	(30,655,601)
Class C	(6,424,426)	(6,724,601)
Class I	(131,707,521)	(56,323,585)
Class Y	(114,330)	(1,034,025)
Class Z	(3,955,777)	(3,755,959)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(5,629,428)	55,526,953
Total Increase (Decrease) in Net Assets	(23,004,371)	65,679,545
Net Assets ($):
Beginning of Period	311,585,450	245,905,905
End of Period	288,581,079	311,585,450

30

	Year Ended August 31,
	2020	2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	4,426,582	3,984,924
Shares issued for distributions reinvested	262,833	225,799
Shares redeemed	(4,556,157)	(2,504,741)
Net Increase (Decrease) in Shares Outstanding	133,258	1,705,982
Class Ca
Shares sold	345,956	607,421
Shares issued for distributions reinvested	33,628	32,828
Shares redeemed	(526,055)	(546,049)
Net Increase (Decrease) in Shares Outstanding	(146,471)	94,200
Class I
Shares sold	9,742,623	7,055,358
Shares issued for distributions reinvested	357,054	329,843
Shares redeemed	(10,924,106)	(4,607,112)
Net Increase (Decrease) in Shares Outstanding	(824,429)	2,778,089
Class Y
Shares sold	44,851	1,230
Shares issued for distributions reinvested	695	1,142
Shares redeemed	(9,411)	(83,874)
Net Increase (Decrease) in Shares Outstanding	36,135	(81,502)
Class Z
Shares sold	180,101	108,682
Shares issued for distributions reinvested	116,108	127,856
Shares redeemed	(326,332)	(306,349)
Net Increase (Decrease) in Shares Outstanding	(30,123)	(69,811)

[a]During the period ended August 31, 2020, 2,768 Class C shares representing $36,487 were automatically converted to 2,768 Class A shares and during the period ended August 31, 2019, 991 Class C shares representing $12,358 were automatically converted to 990 Class A shares.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.92	12.49	12.25	12.51	11.63
Investment Operations:
Investment income—net [a]	.41	.47	.47	.45	.56
Net realized and unrealized gain (loss) on investments	(.51)	.43	.26	(.25)	.88
Total from Investment Operations	(.10)	.90	.73	.20	1.44
Distributions:
Dividends from investment income—net	(.42)	(.46)	(.47)	(.45)	(.56)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.42)	(.47)	(.49)	(.46)	(.56)
Net asset value, end of period	12.40	12.92	12.49	12.25	12.51
Total Return (%)[c]	(.72)	7.44	6.10	1.76	12.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.86	.95	1.00	1.03
Ratio of net expenses to average net assets	.92	.86	.87	.98	1.03
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.31	3.80	3.83	3.85	4.68
Portfolio Turnover Rate	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	108,054	110,928	85,904	53,364	64,917

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

32

Class C Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.92	12.49	12.25	12.51	11.64
Investment Operations:
Investment income—net [a]	.32	.38	.37	.37	.49
Net realized and unrealized gain (loss) on investments	(.53)	.43	.27	(.26)	.86
Total from Investment Operations	(.21)	.81	.64	.11	1.35
Distributions:
Dividends from investment income—net	(.32)	(.37)	(.38)	(.36)	(.48)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.32)	(.38)	(.40)	(.37)	(.48)
Net asset value, end of period	12.39	12.92	12.49	12.25	12.51
Total Return (%)[c]	(1.55)	6.62	5.31	.98	11.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.68	1.63	1.71	1.77	1.80
Ratio of net expenses to average net assets	1.68	1.62	1.63	1.75	1.80
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	2.55	3.05	3.06	3.10	4.08
Portfolio Turnover Rate	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	16,167	18,748	16,943	18,030	20,935

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.90	12.47	12.23	12.49	11.61
Investment Operations:
Investment income—net [a]	.43	.50	.49	.49	.58
Net realized and unrealized gain (loss) on investments	(.50)	.43	.27	(.26)	.89
Total from Investment Operations	(.07)	.93	.76	.23	1.47
Distributions:
Dividends from investment income—net	(.45)	(.49)	(.50)	(.48)	(.59)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.45)	(.50)	(.52)	(.49)	(.59)
Net asset value, end of period	12.38	12.90	12.47	12.23	12.49
Total Return (%)	(.49)	7.71	6.37	2.00	13.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.62	.72	.75	.80
Ratio of net expenses to average net assets	.68	.62	.63	.72	.80
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.52	4.04	4.07	4.09	4.91
Portfolio Turnover Rate	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	112,713	128,139	89,203	41,770	32,885

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

34

Class Y Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.91	12.48	12.24	12.50	11.61
Investment Operations:
Investment income—net [a]	.45	.51	.50	.49	.60
Net realized and unrealized gain (loss) on investments	(.52)	.42	.26	(.26)	.87
Total from Investment Operations	(.07)	.93	.76	.23	1.47
Distributions:
Dividends from investment income—net	(.45)	(.49)	(.50)	(.48)	(.58)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.45)	(.50)	(.52)	(.49)	(.58)
Net asset value, end of period	12.39	12.91	12.48	12.24	12.50
Total Return (%)	(.47)	7.69	6.37	2.03	12.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.59	.68	.73	.76
Ratio of net expenses to average net assets	.67	.59	.63	.72	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.76	4.10	4.06	4.12	4.91
Portfolio Turnover Rate	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	709	273	1,280	1,430	4,840

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Class Z Shares	Year Ended August 31,
	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.90	12.47	12.23	12.49	11.64
Investment Operations:
Investment income—net [a]	.43	.49	.49	.48	.61
Net realized and unrealized gain (loss) on investments	(.52)	.43	.26	(.27)	.84
Total from Investment Operations	(.09)	.92	.75	.21	1.45
Distributions:
Dividends from investment income—net	(.44)	(.48)	(.49)	(.46)	(.60)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.44)	(.49)	(.51)	(.47)	(.60)
Net asset value, end of period	12.37	12.90	12.47	12.23	12.49
Total Return (%)	(.65)	7.59	6.25	1.88	12.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.71	.80	.89	.93
Ratio of net expenses to average net assets	.76	.71	.73	.85	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.49	3.96	3.96	3.98	5.06
Portfolio Turnover Rate	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	50,938	53,498	52,576	55,931	65,915

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase. The authorized Class T shares were reallocated to authorized Class I shares and Class Y shares, increasing authorized Class I shares from 100 million to 150 million and increasing authorized Class Y shares from 100 million to 150 million.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

37

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

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Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

39

NOTES TO FINANCIAL STATEMENTS (continued)

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,029,551	-	1,029,551
Municipal Securities	-	304,033,733	-	304,033,733
Liabilities ($)
Floating Rate Notes††	-	(17,490,000)	-	(17,490,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by

40

businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR is currently used as a reference rate for certain financial instruments invested in by the fund, many of which are set to mature after the expected phase out of LIBOR. At this time, there is no definitive information regarding the future utilization of LIBOR or of any particular replacement rate; however, we continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2020, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $398,116, accumulated capital losses $15,047,713 and unrealized appreciation $11,981,175.

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NOTES TO FINANCIAL STATEMENTS (continued)

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2020. The fund has $8,174,186 of short-term capital losses and $6,873,527 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2020 and August 31, 2019 were as follows: tax-exempt income $10,711,441 and $10,063,245, and ordinary income $31,678 and $171,126, respectively.

During the period ended August 31, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund increased total distributable earnings (loss) by $340,016 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

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The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2020 was approximately $20,492 with a related weighted average annualized interest rate of 1.58%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2019 through December 31, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively, of the value of the fund’s average daily net assets. On or after December 31, 2020, the Adviser may terminate this expense limitation at any time. During the period ended August 31, 2020, there were no reduction in expenses pursuant to the undertaking.

During the period ended August 31, 2020, the Distributor retained $93,742 from commissions earned on sales of the fund’s Class A shares and $19,463 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2020, Class C shares were charged $135,474 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2020, Class Z shares were charged $48,225 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

43

NOTES TO FINANCIAL STATEMENTS (continued)

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2020, Class A and Class C shares were charged $288,358 and $45,158, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2020, the fund was charged $23,029 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2020, the fund was charged $6,081 pursuant to the custody agreement. These fees were offset by earnings credits of $6,081.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2020, the fund was charged $531 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2020, the fund was charged $13,975 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $110,635, Distribution Plan fees of $14,786, Shareholder Services Plan fees of $26,519, custodian fees of $1,364, Chief Compliance Officer fees of $2,273 and transfer agency fees of $3,930.

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(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures, during the period ended August 31, 2020, amounted to $215,503,427 and $222,487,977, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund

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NOTES TO FINANCIAL STATEMENTS (continued)

typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2020 was approximately $16,923,169, with a related weighted average annualized interest rate of 1.70%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. At August 31, 2020 there were no futures outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended August 31, 2020:

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Average Market Value ($)
Interest rate futures	5,234,260

At August 31, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was $275,592,109; accordingly, accumulated net unrealized appreciation on investments was $11,981,175, consisting of $17,127,813 gross unrealized appreciation and $5,146,638 gross unrealized depreciation.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon High Yield Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc.), including the statement of investments, as of August 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 27, 2020

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IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2020. as “exempt-interest dividends” (not generally subject to regular federal income tax), except $31,678 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2020 calendar year on Form 1099-DIV, which will be mailed in early 2021.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

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Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director and Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 111

———————

Joni Evans (78)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-Present)

• Principal, Joni Evans Ltd. (publishing) (2006-Present)

No. of Portfolios for which Board Member Serves: 19

———————

Joan Gulley (72)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

• Director, Nantucket Library (2015-Present)

No. of Portfolios for which Board Member Serves: 44

———————

Alan H. Howard (60)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – Present)

• President of Dynatech/MPX Holdings LLC (2012 – 2019), a global supplier and service provider of military aircraft parts, including Board Member of two operating subsidiaries, Dynatech International LLC and Military Parts Exchange LLC (2012-2019); Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – 2019)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2013 – Present)

Other Public Company Board Memberships During Past 5 Years:

• Diamond Offshore Drilling, Inc., a public company that provides contract drilling services, Director (2020-Present)

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• Movado Group, Inc., a public company that designs, sources, markets and distributes watches, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 19

———————

Robin A. Melvin (56)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-Present); Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 89

———————

Burton N. Wallack (69)

Board Member (1991)

Principal Occupation During Past 5 Years:

President and Co-owner of Wallack Management Company, a real estate management company (1987-Present)

Mount Sinai Hospital Urology Board Member (2017-Present)

No. of Portfolios for which Board Member Serves: 19

———————

Benaree Pratt Wiley (74)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts Director (2004-Present)

No. of Portfolios for which Board Member Serves: 73

———————

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BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (79)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 50

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

William Hodding Carter III, Emeritus Board Member
Ehud Houminer, Emeritus Board Member
Hans C. Mautner, Emeritus Board Member

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OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 111 portfolios) managed by the Adviser. She is 49 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 63 investment companies (comprised of 119 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

55

OFFICERS OF THE FUND (Unaudited) (continued)

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since March 2009, Senior Counsel of BNY Mellon from April 2004 to March 2009, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since January 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 142 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 134 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 57 investment companies (comprised of 135 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

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57

For More Information

BNY Mellon High Yield Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6165AR0820

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC”). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $73,940 in 2019 and $70,989 in 2020.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $20,685 in 2019 and $20,989 in 2020. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,895 in 2019 and $5,179 in 2020. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,317 in 2019 and $0 in 2020. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2019 and $0 in 2020.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $811,865 in 2019 and $671,818 in 2020.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    October 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    October 26, 2020

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    October 26, 2020

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)